Income Taxes - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 USD ($)
Income Tax [Line Items]
NOL carryforwards, expiration year	2034
Net operating loss and tax credit carryforwards limitation on use	Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%
Unrecognized accrued interest tax	$ 0
Unrecognized tax penalties accrued	0
U.S Federal [Member]
Income Tax [Line Items]
NOL carryforwards	$ 11,400,000
Tax credit carryforward expiration year	2034
U.S Federal [Member] | Research And Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax credit carryforward amount	$ 200,000
U.S Federal [Member] | Orphan Drug Tax Credit [Member]
Income Tax [Line Items]
Tax credit carryforward amount	2,400,000
U.S State [Member]
Income Tax [Line Items]
NOL carryforwards	$ 11,400,000